Exploration for evaluation of oil&gas resources (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure Of Exploration And Evaluation Of Oil And Gas Resources [Line Items]
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	€ 1,081	€ 995
Provision for decommissioning related to exploration activity and evaluation		7,638		$ 7,757
Exploration for evaluation of oil & gas resources [Member]
Disclosure Of Exploration And Evaluation Of Oil And Gas Resources [Line Items]
Revenues related to exploration activity and evaluation	17	9	€ 4
- write-off of exploration and evaluation costs	93	252	170
- costs of geological and geophysical studies	287	273	204
Exploration expense for the year	380	525	374
Intangible assets: proved and unproved exploration licence and leasehold property acquisition costs	1,081	995	1,092
Tangible assets: capitalized exploration and evaluation costs	1,267	1,371	1,905
Total tangible and intangible assets	2,348	2,366	2,997
Provision for decommissioning related to exploration activity and evaluation	77	81	118
Exploration expenditure (net cash used in investing activivties)	463	442	417
Geological and geophysical costs (cash flow from operating activities)	287	273	204
Total exploration effort	€ 750	€ 715	€ 621